Related party transactions (Details) - JD Technology - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Amount of over-due receivable transferred	¥ 106	¥ 176	¥ 240
Finance receivables past due over certain agreed period of time
Related party transactions
Accounts receivables transferred without recourse and derecognized	¥ 72,032	¥ 56,202	¥ 55,028